Revenue Contract Balances (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Contract with Customer, Liability	$ 655	$ 337	$ 216
Contract with Customer, Liability, Revenue Recognized		36	410
Loan receivable, net of allowance of $26		1,051	0
Disaggregation of Revenue [Line Items]
Loan receivable, net of allowance of $26		1,051	0
Accounts Receivable, Allowance for Credit Loss		28
Contract with Customer, Liability	655	337	216
Servicing Liability at Amortized Cost, Amortization	$ 55
Financing Receivable, after Allowance for Credit Loss, Current			91
Financing Receivable, after Allowance for Credit Loss		$ 303	57
Financing Receivable, after Allowance for Credit Loss, Noncurrent			$ 1,100